Interests in Resource Properties	12 Months Ended
Dec. 31, 2023
Interests in Resource Properties.
Interests in Resource Properties

Note 12. Interests in Resource Properties

The Group’s interests in resource properties as at December 31, 2023 and 2022 comprised the following:

	2023	2022
Iron ore royalty interest	$196,634	$201,802

The movements in the iron ore royalty interest during the year ended December 31, 2023 were as follows:

		Reclassification
	Opening	to assets	Ending
Costs	balance	held for sale	balance
Iron ore royalty interest	$218,203	$—	$218,203

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$16,401	$5,168	$21,569
Net book value	$201,802		$196,634

The movements in the iron ore royalty interest and hydrocarbon development and production assets previously included in interests in resource properties during the year ended December 31, 2022 were as follows:

			Reclassification
	Opening	Decommissioning	to assets	Ending
Costs	balance	obligations	held for sale	balance
Iron ore royalty interest	$218,203	$—	$—	$218,203
Hydrocarbon development and production assets	46,592	1,339	(47,931)	—
	$264,795	$1,339	$(47,931)	$218,203

			Reclassification
	Opening		to assets	Ending
Accumulated depreciation	balance	Additions	held for sale	balance
Iron ore royalty interest	$11,764	$4,637	$—	$16,401
Hydrocarbon development and production assets	15,332	2,559	(17,891)	—
	27,096	$7,196	$(17,891)	16,401
Net book value	$237,699			$201,802

Note 12. Interests in Resource Properties (continued)

The movements in exploration and evaluation assets presented as hydrocarbon probable reserves and undeveloped lands previously included in interests in resource properties during the years ended December 31, 2023 and 2022 were as follows:

	2023		2022
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$—	$—	$12,367	$4,640
Reclassification to assets held for sale	—	—	(12,367)	(4,640)
Balance, end of year	$—	$—	$—	$—

Iron ore royalty interest

The Group derives revenue from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in the Province of Newfoundland and Labrador, Canada. The sub-lease commenced in 1956 and expires in 2055. The iron ore deposit is currently sub-leased to a third-party entity under certain lease agreements which will also expire in 2055. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator based on a pre-determined formula, with a minimum payment of $3,250 per year.

Management performed assessments on December 31, 2023, 2022 and 2021 utilizing the value-in-use methodology using a pre-tax discount rate of 10.39%, 13.18% and 8.08%, respectively, and concluded that there was no impairment on those dates.

Hydrocarbon properties

The Group used to own hydrocarbon properties in western Canada until the first half of 2023. The majority of such operations were located in the Deep Basin fairway of the Western Canada Sedimentary Basin. The Group’s hydrocarbon development and production assets included producing natural gas wells, non-producing natural gas wells, producing oil wells and non-producing oil wells, but did not include a land position that included net working interests in undeveloped acreage and properties containing probable reserves only, both of which were included in exploration and evaluation assets.

In connection with the hydrocarbon properties, the Group recognized decommissioning obligations which represent the present value of estimated remediation and reclamation costs associated with hydrocarbon properties and property, plant and equipment.

	2023	2022
Decommissioning obligations, beginning of year	$—	$15,096
Changes in estimates	—	1,339
Accretion	—	245
Payments	—	(47)
Reclassification to liabilities relating to assets held for sale	—	(16,633)
Decommissioning obligations, end of year	$—	$—

As of December 31, 2022, the Group reclassified the hydrocarbon properties, including decommissioning obligations, as assets held for sale since the Group entered into an agreement of purchase and sale and the sale was completed in 2023 (see Note 4).